EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE
EARNINGS PER SHARE

21. EARNINGS PER SHARE

        The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Years Ended December 31,
	2015	2016	2017
	(In Thousands of US Dollars, except share and per share data)
Numerator:
Net income attributable to Canadian Solar Inc.—basic	$171,861	$65,249	$99,572
Dilutive effect of interest expense of convertible notes	5,275	—	4,649

Net income attributable to Canadian Solar Inc.—diluted	$177,136	$65,249	$104,221

Denominator:
Denominator for basic calculation—weighted average number of common shares—basic	55,728,903	57,524,349	58,167,004
Diluted effects of share number from share options and RSUs	1,343,162	534,714	547,821
Diluted effects of share number from warrants	20,658	—	—
Dilutive effects of share number from convertible notes	3,333,333	—	2,833,333

Denominator for diluted calculation—weighted average number of common shares—diluted	60,426,056	58,059,063	61,548,158

Basic earnings per share	$3.08	$1.13	$1.71

Diluted earnings per share	$2.93	$1.12	$1.69

        The following table sets forth anti-dilutive shares excluded from the computation of diluted earnings per share for the years indicated.

	Years Ended December 31,
	2015	2016	2017
Share options and RSUs	115,017	476,043	372,743